Other non-current assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Other non-current assets, net
Prepayments on long-term assets	¥ 13,398	¥ 31,379
Deposits for rental	6,423	17,582
Other non-current asset	19,821	48,961
Less: impairment	(6,363)
Other non-current assets	13,458	48,961		$ 1,951
Impairment loss on other non-current assets	¥ 12,591	¥ 0	¥ 0